Investment Objectives and Goals	Jan. 28, 2026
Ambrus Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	AMBRUS CORE BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Ambrus Core Bond Fund (the “Fund”) seeks to maximize total return, consistent with preservation of capital and prudent investment management.
Objective, Secondary [Text Block]	Current income is a secondary objective.
Ambrus Tax-Conscious California Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Ambrus Tax-Conscious California Bond Fund (the “Fund”) seeks to maximize total return net of federal and California state taxes, consistent with preservation of capital and prudent investment management.
Objective, Secondary [Text Block]	Current income is a secondary objective.
Ambrus Tax-Conscious National Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Ambrus Tax-Conscious National Bond Fund (the “Fund”) seeks to maximize total return net of federal taxes, consistent with preservation of capital and prudent investment management.
Objective, Secondary [Text Block]	Current income is a secondary objective.
Gotham Absolute Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	GOTHAM ABSOLUTE RETURN FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Gotham Absolute Return Fund (the “Fund”) seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner.
Gotham Enhanced Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	GOTHAM ENHANCED RETURN FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Gotham Enhanced Return Fund (the “Fund”) seeks long-term capital appreciation.
Gotham Neutral Fund
Prospectus [Line Items]
Risk/Return [Heading]	GOTHAM NEUTRAL FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Gotham Neutral Fund (the “Fund”) seeks long-term capital appreciation with minimal correlation to the general stock market.
Gotham Index Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	GOTHAM INDEX PLUS FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Gotham Index Plus Fund (the “Fund”) seeks to outperform the S&P 500® Index over most annual periods.
Gotham Large Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	GOTHAM LARGE VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Gotham Large Value Fund (the “Fund”) seeks long-term capital appreciation.
Gotham Enhanced S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	GOTHAM ENHANCED S&P 500 INDEX FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) seeks long-term capital appreciation.
Gotham Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	GOTHAM TOTAL RETURN FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Gotham Total Return Fund (the “Fund”) seeks long-term capital appreciation.